Statutory Reserves and Restricted Net Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Statutory Reserves and Restricted Net Assets [Abstract]
Restricted net assets	$ 230,979,534	$ 241,512,633